Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
February 28, 2023
XS7-NPRT1-0423
1.968012.109
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Entertainment - 0.9%
Electronic Arts, Inc.	5,354	593,973
Netflix, Inc. (a)	291,529	93,910,237
Roblox Corp. (a)	4,500	164,880
Roku, Inc. Class A (a)	151,376	9,792,513
The Walt Disney Co. (a)	71,776	7,149,607
		111,611,210
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	4,812,580	433,420,955
Class C (a)	2,562,460	231,390,138
Epic Games, Inc. (a)(b)(c)	11,800	8,802,446
IAC, Inc. (a)	13,500	701,190
Meta Platforms, Inc. Class A (a)	182,130	31,861,822
Snap, Inc. Class A (a)	692,881	7,032,742
		713,209,293
Media - 0.0%
The Trade Desk, Inc. (a)	12,000	671,520
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	528,353	75,121,230
TOTAL COMMUNICATION SERVICES		900,613,253
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.0%
Mobileye Global, Inc. (d)	104,300	4,120,893
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(b)(c)	438,358	11,397
Rad Power Bikes, Inc. (a)(b)(c)	249,183	954,371
Rivian Automotive, Inc. (a)(d)	2,173,019	41,939,267
Tesla, Inc. (a)	1,126,955	231,825,913
		274,730,948
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	95,100	11,723,928
Booking Holdings, Inc. (a)	31,872	80,444,928
Chipotle Mexican Grill, Inc. (a)	13,370	19,935,740
Dutch Bros, Inc. (a)(d)	42,500	1,417,375
Expedia, Inc. (a)	83,900	9,142,583
Hyatt Hotels Corp. Class A (a)	8,383	974,440
Marriott International, Inc. Class A	119,050	20,148,022
McDonald's Corp.	5,825	1,537,276
Penn Entertainment, Inc. (a)	760,000	23,202,800
Shake Shack, Inc. Class A (a)(d)	35,636	1,988,132
Sonder Holdings, Inc. (a)(d)	1,217,572	1,254,099
Sonder Holdings, Inc.:
rights (a)(c)	14,240	4,414
rights (a)(c)	14,240	3,702
rights (a)(c)	14,239	2,990
rights (a)(c)	14,239	2,563
rights (a)(c)	14,238	2,136
rights (a)(c)	14,238	1,851
Starbucks Corp.	172,553	17,615,936
Sweetgreen, Inc. Class A (a)	470,251	4,100,589
Trip.com Group Ltd. ADR (a)	235,800	8,382,690
Yum China Holdings, Inc.	210,812	12,380,989
		214,267,183
Household Durables - 0.5%
Lennar Corp. Class A	507,869	49,131,247
Purple Innovation, Inc. (a)(d)	1,569,187	6,778,888
Toll Brothers, Inc.	19,200	1,150,848
		57,060,983
Internet & Direct Marketing Retail - 6.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	111,100	9,753,469
Amazon.com, Inc. (a)	6,602,260	622,130,960
Etsy, Inc. (a)	32,081	3,894,954
JD.com, Inc. sponsored ADR	59,429	2,641,025
Lyft, Inc. (a)	711,078	7,110,780
Pdd Holdings, Inc. ADR (a)	70,300	6,167,419
Revolve Group, Inc. (a)	465,800	12,613,864
RumbleON, Inc. Class B (a)(d)	257,700	2,342,493
Uber Technologies, Inc. (a)	1,879,404	62,508,977
Vipshop Holdings Ltd. ADR (a)	327,500	4,876,475
Wayfair LLC Class A (a)	882,397	35,728,255
Zomato Ltd. (a)	5,119,000	3,313,770
		773,082,441
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	43,642	563,855
Multiline Retail - 0.7%
Dollar General Corp.	119,140	25,769,982
Dollar Tree, Inc. (a)	108,394	15,747,480
Ollie's Bargain Outlet Holdings, Inc. (a)	560,682	32,261,642
Target Corp.	77,113	12,993,541
		86,772,645
Specialty Retail - 2.8%
Fanatics, Inc. Class A (a)(b)(c)	180,405	14,257,407
Five Below, Inc. (a)	66,600	13,606,380
Floor & Decor Holdings, Inc. Class A (a)(d)	97,400	8,942,294
Lowe's Companies, Inc.	424,223	87,283,882
RH (a)	36,529	10,923,267
Ross Stores, Inc.	134,300	14,845,522
The Home Depot, Inc.	337,677	100,134,738
TJX Companies, Inc.	1,353,472	103,675,955
		353,669,445
Textiles, Apparel & Luxury Goods - 5.5%
Canada Goose Holdings, Inc. (a)	339,671	6,385,168
Crocs, Inc. (a)	238,900	29,076,519
Deckers Outdoor Corp. (a)	154,170	64,188,680
Li Ning Co. Ltd.	543,000	4,617,582
lululemon athletica, Inc. (a)	1,370,358	423,714,694
NIKE, Inc. Class B	401,854	47,736,237
On Holding AG (a)(d)	1,414,964	30,945,263
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,617,079	71,976,186
Tory Burch LLC (a)(b)(c)(e)	248,840	7,738,924
		686,379,253
TOTAL CONSUMER DISCRETIONARY		2,450,647,646
CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	114,300	10,378,440
Constellation Brands, Inc. Class A (sub. vtg.)	16,300	3,646,310
Keurig Dr. Pepper, Inc.	671,671	23,206,233
Monster Beverage Corp. (a)	414,035	42,132,202
PepsiCo, Inc.	236,464	41,033,598
The Coca-Cola Co.	1,426,107	84,867,628
		205,264,411
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	121,044	58,607,084
Kroger Co.	236,840	10,217,278
Ocado Group PLC (a)	34,320	226,555
Performance Food Group Co. (a)	84,168	4,763,067
Sysco Corp.	171,000	12,751,470
Walmart, Inc.	75,200	10,688,176
		97,253,630
Food Products - 0.4%
Archer Daniels Midland Co.	27,300	2,173,080
Bunge Ltd.	197,154	18,828,207
Kellogg Co.	119,500	7,879,830
Mondelez International, Inc.	87,017	5,671,768
The Hershey Co.	77,000	18,350,640
The Real Good Food Co. LLC:
Class B (c)	131,479	1
Class B unit (f)	131,479	507,509
The Real Good Food Co., Inc. (a)	11,600	44,776
		53,455,811
Household Products - 0.4%
Church & Dwight Co., Inc.	53,621	4,492,367
Colgate-Palmolive Co.	119,491	8,758,690
Procter & Gamble Co.	235,678	32,419,866
		45,670,923
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)(d)	1,738,700	8,554,404
The Beauty Health Co. (a)	149,898	1,890,214
The Beauty Health Co. (a)(b)	553,828	6,983,771
		17,428,389
Tobacco - 0.4%
JUUL Labs, Inc. Class A (a)(b)(c)	13,297	161,027
Philip Morris International, Inc.	556,000	54,098,800
		54,259,827
TOTAL CONSUMER STAPLES		473,332,991
ENERGY - 3.1%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	453,700	13,883,220
Halliburton Co.	895,800	32,454,834
Schlumberger Ltd.	586,400	31,202,344
		77,540,398
Oil, Gas & Consumable Fuels - 2.5%
Cameco Corp. (d)	681,000	18,618,540
Devon Energy Corp.	229,900	12,396,208
EOG Resources, Inc.	333,400	37,680,868
EQT Corp.	127,500	4,230,450
Exxon Mobil Corp.	9,500	1,044,145
Hess Corp.	1,078,406	145,261,288
Pioneer Natural Resources Co.	125,800	25,211,578
Range Resources Corp.	1,129,300	30,423,342
Reliance Industries Ltd.	851,959	23,942,373
Valero Energy Corp.	69,400	9,142,062
		307,950,854
TOTAL ENERGY		385,491,252
FINANCIALS - 1.3%
Banks - 0.6%
Bank of America Corp.	857,617	29,416,263
HDFC Bank Ltd. sponsored ADR	409,122	27,673,012
JPMorgan Chase & Co.	110,023	15,771,797
Wells Fargo & Co.	56,800	2,656,536
		75,517,608
Capital Markets - 0.7%
BlackRock, Inc. Class A	41,997	28,953,992
Charles Schwab Corp.	771,351	60,103,670
		89,057,662
Consumer Finance - 0.0%
Discover Financial Services	21,882	2,450,784
Diversified Financial Services - 0.0%
Ant International Co. Ltd. Class C (a)(b)(c)	617,086	931,800
TOTAL FINANCIALS		167,957,854
HEALTH CARE - 15.6%
Biotechnology - 8.1%
4D Pharma PLC (a)(c)(d)	596,200	119,475
AbbVie, Inc.	125,149	19,260,431
Absci Corp. (a)	954,083	2,022,656
ACADIA Pharmaceuticals, Inc. (a)	917,071	18,974,199
Akouos, Inc. (CVR) (c)	200,563	158,445
Alector, Inc. (a)	442,760	3,781,170
Allovir, Inc. (a)(d)	461,910	3,117,893
Alnylam Pharmaceuticals, Inc. (a)	650,931	124,620,740
Amgen, Inc.	120,104	27,823,293
Apellis Pharmaceuticals, Inc. (a)	39,800	2,606,104
Arcutis Biotherapeutics, Inc. (a)	148,400	2,401,112
Argenx SE ADR (a)	225,926	82,693,435
Arrowhead Pharmaceuticals, Inc. (a)	39,659	1,280,986
Ars Pharmaceuticals, Inc. (a)	234,484	2,091,597
Ascendis Pharma A/S sponsored ADR (a)	9,489	1,054,133
aTyr Pharma, Inc. (a)	470,831	993,453
Avidity Biosciences, Inc. (a)	409,500	9,705,150
Axcella Health, Inc. (a)	949,347	550,811
Beam Therapeutics, Inc. (a)(d)	200,500	8,068,120
BeiGene Ltd. ADR (a)(d)	179,039	40,217,531
Biogen, Inc. (a)	1,842	497,082
BioNTech SE ADR	14,902	1,938,005
BioXcel Therapeutics, Inc. (a)(d)	314,798	10,048,352
Caris Life Sciences, Inc. (b)(c)	396,011	2,217,662
Century Therapeutics, Inc. (a)	330,300	1,489,653
Cerevel Therapeutics Holdings (a)	1,653,216	44,124,335
Codiak Biosciences, Inc. (a)	432,962	207,822
Codiak Biosciences, Inc. warrants 9/15/27 (a)	104,600	5,938
CRISPR Therapeutics AG (a)(d)	221,500	10,924,380
Cyclerion Therapeutics, Inc. (a)	165,167	107,524
Cyclerion Therapeutics, Inc. (a)(b)	150,550	98,008
Day One Biopharmaceuticals, Inc. (a)	291,700	5,373,114
Denali Therapeutics, Inc. (a)	45,274	1,229,189
Deverra Therapeutics, Inc. (a)(c)	20,487	35,238
Disc Medicine, Inc. (a)	2,360	59,000
Disc Medicine, Inc. rights (a)(c)	16,600	0
EQRx, Inc. (a)(d)	2,642,149	5,971,257
EQRx, Inc.:
rights (a)(c)	90,566	58,868
rights (a)(c)	38,814	17,466
Evelo Biosciences, Inc. (a)(d)	1,519,461	941,914
Foghorn Therapeutics, Inc. (a)	304,983	1,747,553
G1 Therapeutics, Inc. (a)	86,200	312,044
Generation Bio Co. (a)	647,360	2,563,546
Geron Corp. (a)	797,600	2,217,328
Idorsia Ltd. (a)(d)	145,670	1,927,110
Immunocore Holdings PLC ADR (a)	95,270	5,225,560
Immunovant, Inc. (a)	450,900	7,877,223
Inhibrx, Inc. (a)(d)	70,100	1,686,606
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)(d)	1,644,752	2,861,868
Ionis Pharmaceuticals, Inc. (a)	2,190,369	78,634,247
Janux Therapeutics, Inc. (a)	99,800	1,659,674
Karuna Therapeutics, Inc. (a)	390,799	77,933,137
Kineta, Inc.	10,998	72,807
Kinnate Biopharma, Inc. (a)	33,700	177,936
Legend Biotech Corp. ADR (a)	584,400	26,987,592
Lexicon Pharmaceuticals, Inc. (a)	144,122	324,275
Lyell Immunopharma, Inc. (a)(d)	435,600	936,540
Moderna, Inc. (a)	264,241	36,679,293
Monte Rosa Therapeutics, Inc. (a)	388,205	2,360,286
Morphic Holding, Inc. (a)	333,314	14,172,511
Nuvalent, Inc. Class A (a)	346,676	10,500,816
Omega Therapeutics, Inc. (a)	433,125	2,797,988
ORIC Pharmaceuticals, Inc. (a)	131,108	580,808
Poseida Therapeutics, Inc. (a)	785,859	4,471,538
Prometheus Biosciences, Inc. (a)	80,600	9,864,634
Prothena Corp. PLC (a)	429,305	23,938,047
PTC Therapeutics, Inc. (a)	289,530	12,643,775
RAPT Therapeutics, Inc. (a)	197,600	5,819,320
Recursion Pharmaceuticals, Inc. (a)(d)	648,900	5,288,535
Regeneron Pharmaceuticals, Inc. (a)	87,121	66,248,551
Relay Therapeutics, Inc. (a)(d)	367,400	5,933,510
Roivant Sciences Ltd. (a)	2,925,400	23,666,486
Rubius Therapeutics, Inc. (a)	1,163,117	169,699
Sage Therapeutics, Inc. (a)	703,313	29,285,953
Saluda Medical Pty Ltd. warrants (a)(b)(c)	16,498	41,080
Sana Biotechnology, Inc. (a)(d)	168,300	617,661
Scholar Rock Holding Corp. (a)	507,934	4,358,074
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	162,014
Seagen, Inc. (a)	5,700	1,024,233
Seres Therapeutics, Inc. (a)	1,449,248	7,318,702
Shattuck Labs, Inc. (a)	323,200	1,525,504
Sigilon Therapeutics, Inc. (a)	57,000	62,130
SpringWorks Therapeutics, Inc. (b)	125,200	3,594,492
SpringWorks Therapeutics, Inc. (a)(d)	777,871	24,814,085
Synlogic, Inc. (a)	620,300	434,210
Tango Therapeutics, Inc. (a)	364,056	1,904,013
Taysha Gene Therapies, Inc. (a)	143,308	144,741
TG Therapeutics, Inc. (a)	475,500	7,617,510
Twist Bioscience Corp. (a)	294,600	5,732,916
Tyra Biosciences, Inc. (a)	27,400	361,954
uniQure B.V. (a)	50,549	1,059,507
UNITY Biotechnology, Inc. (a)(d)	109,800	494,100
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	85,916
Vaxcyte, Inc. (a)	322,580	13,216,103
Vera Therapeutics, Inc. (a)	206,282	1,532,675
Vertex Pharmaceuticals, Inc. (a)	66,493	19,302,253
Verve Therapeutics, Inc. (a)	113,500	2,156,500
Vor Biopharma, Inc. (a)	480,932	2,683,601
Zai Lab Ltd. ADR (a)	162,386	6,032,640
Zentalis Pharmaceuticals, Inc. (a)	188,444	3,567,245
		1,014,296,196
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	9,901	1,007,130
Blink Health LLC Series A1 (a)(b)(c)	8,589	371,045
DexCom, Inc. (a)	351,784	39,051,542
Figs, Inc. Class A (a)(d)	122,500	1,128,225
Insulet Corp. (a)	524,365	144,913,511
Intuitive Surgical, Inc. (a)	194,823	44,690,448
Novocure Ltd. (a)	1,410,474	108,564,184
Oddity Tech Ltd. (a)(b)(c)	2,226	968,666
Outset Medical, Inc. (a)	418,254	9,540,374
Presbia PLC (a)(c)	454,926	6,824
PROCEPT BioRobotics Corp. (a)	378,762	14,184,637
Shockwave Medical, Inc. (a)	165,967	31,573,562
		396,000,148
Health Care Providers & Services - 1.4%
Alignment Healthcare, Inc. (a)	461,922	4,591,505
AmerisourceBergen Corp.	41,700	6,486,852
Centene Corp. (a)	18,690	1,278,396
Guardant Health, Inc. (a)	131,800	4,071,302
Humana, Inc.	79,243	39,226,870
McKesson Corp.	32,800	11,473,768
The Oncology Institute, Inc. (a)(b)	377,375	532,099
UnitedHealth Group, Inc.	221,454	105,398,817
		173,059,609
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	58,907
DNA Script (a)(b)(c)	324	224,540
		283,447
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	38,800	1,843,776
10X Genomics, Inc. Class B (a)(f)	640,857	30,453,525
Akoya Biosciences, Inc. (a)	1,000	11,530
Danaher Corp.	38,233	9,463,814
Olink Holding AB ADR (a)	348,535	8,169,660
Seer, Inc. (a)	340,017	1,390,670
Thermo Fisher Scientific, Inc.	41,474	22,468,954
WuXi AppTec Co. Ltd. (H Shares) (f)	282,540	3,007,391
Wuxi Biologics (Cayman), Inc. (a)(f)	1,835,310	12,847,454
		89,656,774
Pharmaceuticals - 2.3%
Adimab LLC (a)(b)(c)(e)	762,787	31,205,616
Arvinas Holding Co. LLC (a)	52,200	1,599,930
Atea Pharmaceuticals, Inc. (a)	1,679,012	5,943,702
Bristol-Myers Squibb Co.	131,165	9,045,138
DICE Therapeutics, Inc. (a)	90,500	2,700,520
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	1,823,594
Eli Lilly & Co.	311,000	96,789,420
Fulcrum Therapeutics, Inc. (a)	312,101	1,885,090
GH Research PLC (a)	295,400	2,829,932
Hansoh Pharmaceutical Group Co. Ltd. (f)	314,400	564,762
Harmony Biosciences Holdings, Inc. (a)	599,223	26,383,789
Intra-Cellular Therapies, Inc. (a)	974,409	47,775,273
Merck & Co., Inc.	40,500	4,302,720
Novo Nordisk A/S Series B sponsored ADR	201,100	28,353,089
Nuvation Bio, Inc. (a)	1,373,519	2,664,627
OptiNose, Inc. (a)	1,580,525	2,844,945
OptiNose, Inc. warrants (a)	206,400	135,749
Pfizer, Inc.	24,600	998,022
Pharvaris BV (a)	43,300	359,823
Pliant Therapeutics, Inc. (a)	500,700	15,952,302
Sienna Biopharmaceuticals, Inc. (a)	589,618	1
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,448,464
Theravance Biopharma, Inc. (a)(d)	240,045	2,592,486
UCB SA	26,600	2,289,612
Ventyx Biosciences, Inc. (a)	76,700	3,317,275
		293,805,881
TOTAL HEALTH CARE		1,967,102,055
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.5%
AeroVironment, Inc. (a)	35,700	3,060,918
Lockheed Martin Corp.	67,000	31,775,420
Raytheon Technologies Corp.	174,400	17,106,896
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,375,690	105,928,130
The Boeing Co. (a)	127,536	25,704,881
		183,576,245
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	646,600	2,703,914
United Parcel Service, Inc. Class B	88,384	16,129,196
		18,833,110
Airlines - 0.9%
Delta Air Lines, Inc. (a)	673,790	25,833,109
JetBlue Airways Corp. (a)	96,614	801,896
Ryanair Holdings PLC sponsored ADR (a)	8,478	786,504
Southwest Airlines Co.	829,137	27,842,420
Spirit Airlines, Inc.	642,933	11,778,533
United Airlines Holdings, Inc. (a)	458,025	23,798,979
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	5,064
rights (a)(c)	23,018	4,143
rights (a)(c)	23,018	3,453
Wizz Air Holdings PLC (a)(f)	736,883	22,868,081
		113,722,182
Construction & Engineering - 0.2%
Fluor Corp. (a)	433,800	15,907,446
MasTec, Inc. (a)(d)	47,500	4,641,700
Quanta Services, Inc.	50,600	8,166,840
		28,715,986
Electrical Equipment - 0.4%
Eaton Corp. PLC	85,724	14,995,699
Emerson Electric Co.	204,049	16,876,893
Generac Holdings, Inc. (a)	114,600	13,753,146
Nextracker, Inc. Class A	51,600	1,570,704
NuScale Power Corp. (a)(d)	274,000	2,835,900
		50,032,342
Industrial Conglomerates - 0.1%
3M Co.	22,180	2,389,673
Honeywell International, Inc.	41,183	7,885,721
		10,275,394
Machinery - 0.9%
Caterpillar, Inc.	112,660	26,987,703
Deere & Co.	98,052	41,107,320
Fortive Corp.	33,900	2,259,774
Illinois Tool Works, Inc.	63,653	14,841,333
Ingersoll Rand, Inc.	82,944	4,816,558
Xylem, Inc. (d)	204,117	20,952,610
		110,965,298
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	226,400	1,849,688
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)	483,697	106,248,883
Bird Global, Inc. (a)(b)	228,339	46,170
Bird Global, Inc.:
Stage 1 rights (a)(c)	28,568	0
Stage 2 rights (a)(c)	28,568	0
Stage 3 rights (a)(c)	28,567	0
CSX Corp.	73,900	2,253,211
Hertz Global Holdings, Inc. (a)(d)	816,200	15,107,862
Union Pacific Corp.	296,661	61,491,892
		185,148,018
TOTAL INDUSTRIALS		703,118,263
INFORMATION TECHNOLOGY - 39.6%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	130,432	18,090,918
Ciena Corp. (a)	950,397	45,828,143
Infinera Corp. (a)(d)	3,301,675	23,342,842
		87,261,903
Electronic Equipment & Components - 0.0%
Coherent Corp. (a)(d)	167,990	7,245,409
TE Connectivity Ltd.	2,041	259,860
		7,505,269
IT Services - 4.2%
Accenture PLC Class A	129,700	34,441,835
Block, Inc. Class A (a)	52,785	4,050,193
Cloudflare, Inc. (a)(d)	1,266,681	76,013,527
IBM Corp.	134,195	17,351,414
MasterCard, Inc. Class A	386,149	137,194,878
MongoDB, Inc. Class A (a)	8,941	1,873,318
Okta, Inc. (a)	112,881	8,047,286
PayPal Holdings, Inc. (a)	163,827	12,057,667
Shopify, Inc. Class A (a)	502,990	20,709,401
Snowflake, Inc. (a)	72,025	11,119,220
Toast, Inc. (a)(d)	1,809,000	34,226,280
Twilio, Inc. Class A (a)	2,000	134,420
Visa, Inc. Class A	765,712	168,410,697
X Holdings I, Inc. (b)(c)	2,263	826,900
		526,457,036
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)	819,136	64,367,707
Allegro MicroSystems LLC (a)	4,600	200,928
Applied Materials, Inc.	446,685	51,882,463
ASML Holding NV	21,685	13,395,475
Broadcom, Inc.	42,125	25,034,466
Cirrus Logic, Inc. (a)	355,566	36,534,407
Enphase Energy, Inc. (a)	83,400	17,558,202
First Solar, Inc. (a)	238,600	40,356,804
GlobalFoundries, Inc. (a)	91,800	5,998,212
KLA Corp.	57,086	21,657,287
Lam Research Corp.	18,100	8,796,781
Lattice Semiconductor Corp. (a)	39,800	3,381,408
Marvell Technology, Inc.	881,241	39,788,031
Micron Technology, Inc.	174,031	10,062,472
Monolithic Power Systems, Inc.	37,200	18,015,588
NVIDIA Corp.	4,864,340	1,129,305,174
onsemi (a)	190,300	14,731,123
Qualcomm, Inc.	156,709	19,358,263
Silicon Laboratories, Inc. (a)	390,739	69,758,634
SiTime Corp. (a)	171,885	21,339,523
SolarEdge Technologies, Inc. (a)	9,100	2,893,072
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	131,168	11,420,798
Teradyne, Inc.	80,350	8,126,599
Texas Instruments, Inc.	153,194	26,265,111
Wolfspeed, Inc. (a)(d)	141,329	10,455,519
		1,670,684,047
Software - 10.6%
Adobe, Inc. (a)	187,012	60,582,537
Atlassian Corp. PLC (a)	9,626	1,581,841
Autodesk, Inc. (a)	126,942	25,222,106
Bill Holdings, Inc. (a)	17,600	1,489,488
Clear Secure, Inc.	1,500	46,110
Crowdstrike Holdings, Inc. (a)	93,833	11,324,705
Datadog, Inc. Class A (a)	64,330	4,922,532
Elastic NV (a)	48,394	2,856,214
HubSpot, Inc. (a)	54,617	21,129,133
Intuit, Inc.	79,294	32,286,931
Microsoft Corp.	2,644,536	659,600,169
Nutanix, Inc. Class A (a)	3,495,910	98,759,458
Oracle Corp.	1,559,604	136,309,390
Paycom Software, Inc. (a)	14,000	4,046,840
Paylocity Holding Corp. (a)	26,497	5,103,587
RingCentral, Inc. (a)	48,742	1,610,436
Riskified Ltd. (a)	187,874	1,033,307
Salesforce.com, Inc. (a)	1,151,349	188,372,210
Samsara, Inc. (a)(d)	52,000	866,320
SentinelOne, Inc. (a)	48,100	769,119
ServiceNow, Inc. (a)	55,900	24,158,303
Stripe, Inc. Class B (a)(b)(c)	43,500	942,645
UiPath, Inc. Class A (a)	1,473,448	21,865,968
Workday, Inc. Class A (a)	32,732	6,070,804
Zoom Video Communications, Inc. Class A (a)	184,453	13,758,349
Zscaler, Inc. (a)	91,065	11,943,175
		1,336,651,677
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	8,379,128	1,235,167,252
Pure Storage, Inc. Class A (a)(d)	4,038,661	115,263,385
Samsung Electronics Co. Ltd.	132,303	6,068,440
		1,356,499,077
TOTAL INFORMATION TECHNOLOGY		4,985,059,009
MATERIALS - 1.8%
Chemicals - 1.0%
Albemarle Corp.	49,100	12,486,621
CF Industries Holdings, Inc.	351,400	30,181,746
Cibus Corp. Series C (a)(b)(c)(e)	2,311,010	4,622,020
Corteva, Inc.	581,300	36,209,177
DuPont de Nemours, Inc.	231,946	16,939,016
The Mosaic Co.	324,300	17,249,517
		117,688,097
Containers & Packaging - 0.0%
Sealed Air Corp.	73,200	3,558,984
Metals & Mining - 0.8%
Barrick Gold Corp. (Canada) (d)	385,700	6,232,822
Freeport-McMoRan, Inc.	1,945,700	79,715,329
Rio Tinto PLC sponsored ADR (d)	247,000	17,223,310
		103,171,461
TOTAL MATERIALS		224,418,542
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	81,498	16,137,419
Equinix, Inc.	6,800	4,680,236
		20,817,655
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	138,000	11,749,320
WeWork, Inc. (a)	512,038	593,964
		12,343,284
TOTAL REAL ESTATE		33,160,939
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (f)	100,100	8,713,010
TOTAL COMMON STOCKS (Cost $6,820,955,643)		12,299,614,814

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	16,849,785
Reddit, Inc.:
Series B(a)(b)(c)	37,935	1,445,324
Series E(a)(b)(c)	5,127	195,339
Series F(a)(b)(c)	40,428	1,540,307
		20,030,755
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	124,425
Series C(a)(b)(c)	127,831	489,593
Series D(a)(b)(c)	215,900	826,897
		1,440,915
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	1,400	472,290
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(e)	23,686	6,401,378
		6,873,668
Internet & Direct Marketing Retail - 0.0%
Instacart, Inc.:
Series H(a)(b)(c)	13,904	549,903
Series I(a)(b)(c)	6,341	250,787
Meesho Series F (a)(b)(c)	62,461	4,871,958
		5,672,648
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,486,784
Series D(a)(b)(c)	91,538	747,865
Laronde, Inc. Series B (a)(b)(c)	66,432	1,247,593
		3,482,242
TOTAL CONSUMER DISCRETIONARY		17,469,473

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	3,594,280
Series H(a)(b)(c)	21,372	2,862,779
		6,457,059
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	2,265,000
Series D(a)(b)(c)	126,371	835,312
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,136	551,132
		3,651,444
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	80,507

TOTAL CONSUMER STAPLES		10,189,010

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,146,874
Series C(a)(b)(c)	115,792	1,254,027
Series D1(b)(c)	214,900	2,327,367
Series D2(b)(c)	44,427	481,144
		6,209,412
HEALTH CARE - 0.7%
Biotechnology - 0.5%
Altos Labs, Inc. Series B (b)(c)	122,084	2,337,713
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,016,521
Apogee Therapeutics Series B (b)(c)	565,933	1,870,160
Asimov, Inc. Series B (a)(b)(c)	15,783	803,828
Bright Peak Therapeutics AG Series B (a)(b)(c)	239,403	699,057
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	1,431,304
Castle Creek Biosciences, Inc.:
Series D1(b)(c)	4,460	908,680
Series D2(b)(c)	1,412	287,681
Cleerly, Inc. Series C (b)(c)	272,438	3,165,730
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,299,226
Dianthus Therapeutics, Inc. Series A (b)(c)	287,993	1,223,970
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	4,128,226
Series C(a)(b)(c)	101,911	1,676,436
ElevateBio LLC Series C (a)(b)(c)	332,500	1,057,350
Fog Pharmaceuticals, Inc. Series D (b)(c)	247,595	2,664,890
Generate Biomedicines Series B (a)(b)(c)	157,390	1,306,337
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	1,306,364
Series E(a)(b)(c)	222,357	940,570
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
Korro Bio, Inc.:
Series B1(a)(b)(c)	241,420	519,053
Series B2(a)(b)(c)	226,657	498,645
LifeMine Therapeutics, Inc. Series C (b)(c)	1,780,790	3,116,383
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	15,270,437
Series C(a)(b)(c)	44,850	2,723,741
Odyssey Therapeutics, Inc. Series B (b)(c)	468,023	3,201,277
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,034,912
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	654,031
Saluda Medical Pty Ltd. Series D (a)(b)(c)	109,988	1,272,561
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	755,680
Series B1(a)(b)(c)	256,702	492,868
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	783,469
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,372,643
Series A1(b)(c)	143,637	1,205,114
		62,024,858
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	197,068	8,513,338
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	1,125,484
		9,638,822
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(b)(c)	616,102	560,653
Conformal Medical, Inc. Series C (a)(b)(c)	240,750	857,070
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	375,219
		1,792,942
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	1,226,393
Series E1(b)(c)	17,916	955,639
DNA Script:
Series B(a)(b)(c)	4	2,772
Series C(a)(b)(c)	2,060	1,427,634
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,557,522
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	137,012
Series B(a)(b)(c)	198,721	463,020
Series C(b)(c)	66,506	176,906
Wugen, Inc. Series B (a)(b)(c)	96,718	515,507
		6,462,405
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	4,910	1,087,663
Series C(a)(b)(c)	2,570	569,306
Galvanize Therapeutics Series B (b)(c)	1,018,908	1,721,955
Nohla Therapeutics, Inc. Series B (a)(b)(c)	3,126,919	31
		3,378,955
TOTAL HEALTH CARE		83,297,982

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	41,531,490

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	836,254
Series B, 6.00%(b)(c)	17,147	1,345,011
		2,181,265
TOTAL INDUSTRIALS		43,712,755

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	814,561	480,591
Menlo Micro, Inc. Series C (b)(c)	959,784	892,599
		1,373,190
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	209,665	6,567

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)	43,548	777,332
Astera Labs, Inc.:
Series A(b)(c)	85,993	764,478
Series B(b)(c)	14,642	130,167
Series C(a)(b)(c)	371,500	3,302,635
Series D(b)(c)	291,891	2,594,911
GaN Systems, Inc.:
Series F1(a)(b)(c)	50,937	572,532
Series F2(a)(b)(c)	26,897	302,322
SiMa.ai:
Series B(a)(b)(c)	338,113	2,180,829
Series B1(b)(c)	22,648	169,181
Xsight Labs Ltd. Series D (a)(b)(c)	167,386	1,216,896
		12,011,283
Software - 0.2%
Bolt Technology OU Series E (a)(b)(c)	13,569	1,697,546
Databricks, Inc.:
Series G(a)(b)(c)	53,226	2,828,962
Series H(a)(b)(c)	56,454	3,000,530
Dataminr, Inc. Series D (a)(b)(c)	442,241	7,133,347
Evozyne LLC Series A (a)(b)(c)	101,400	1,580,826
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,355,117
Stripe, Inc. Series H (a)(b)(c)	19,200	416,064
Tenstorrent, Inc. Series C1 (a)(b)(c)	21,000	1,181,040
		20,193,432
TOTAL INFORMATION TECHNOLOGY		33,584,472

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	36,990	1,709,678

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	12,607,670

TOTAL MATERIALS		14,317,348

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	16,253	479,464

TOTAL CONVERTIBLE PREFERRED STOCKS		229,290,671
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	147,647
Waymo LLC Series A2 (a)(b)(c)	10,731	551,037
		698,684
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)(c)	137,221	4,594,159

TOTAL CONSUMER DISCRETIONARY		5,292,843

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	13,511	2,923,916
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	244,005
		3,167,921
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,460,764
TOTAL PREFERRED STOCKS (Cost $204,311,291)		237,751,435

Convertible Bonds - 0.2%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(h)	1,401,192	1,315,299
4% 5/22/27 (b)(c)	857,900	897,363
4% 6/12/27 (b)(c)	25,455	26,626
		2,239,288
Internet & Direct Marketing Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	19,000,000	14,100,361
TOTAL CONSUMER DISCRETIONARY		16,339,649
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	3,000,000	3,269,100
TOTAL CONVERTIBLE BONDS (Cost $20,154,429)		19,608,749

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(i)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(j)	1,612,660	1,570,731
TOTAL HEALTH CARE		1,570,731
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(j)	1,193,899	1,484,017
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	1,170,000	1,106,820
TOTAL INFORMATION TECHNOLOGY		2,590,837
TOTAL PREFERRED SECURITIES (Cost $4,591,005)		4,161,568

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (k)	46,673,352	46,682,686
Fidelity Securities Lending Cash Central Fund 4.63% (k)(l)	242,770,513	242,794,790
TOTAL MONEY MARKET FUNDS (Cost $289,477,476)		289,477,476

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $7,339,489,844)	12,850,614,042
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(258,806,667)
NET ASSETS - 100.0%	12,591,807,375

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $442,374,586 or 3.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,961,732 or 0.6% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,640,233

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,351,948

Apogee Therapeutics Series B	11/15/22	1,870,160

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Asimov, Inc. Series B	10/29/21	1,462,779

Astera Labs, Inc. Series A	5/17/22	874,506

Astera Labs, Inc. Series B	5/17/22	148,902

Astera Labs, Inc. Series C	8/24/21	1,248,909

Astera Labs, Inc. Series D	5/17/22	2,968,386

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Bird Global, Inc.	5/11/21	2,283,390

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC 5% 1/15/24	7/15/22	3,000,000

Bolt Technology OU Series E	1/03/22	3,525,179

Boundless Bio, Inc. Series B	4/23/21	831,738

Bowery Farming, Inc. Series C1	5/18/21	1,634,925

Bright Peak Therapeutics AG Series B	5/14/21	935,108

ByteDance Ltd. Series E1	11/18/20	9,288,165

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455

Cibus Corp. Series C	2/16/18 - 12/02/22	4,144,499

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Dianthus Therapeutics, Inc. Series A	4/06/22	1,251,762

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne LLC Series A	4/09/21	2,278,458

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. Series G	9/15/21	2,299,217

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

GaN Systems, Inc. Series F1	11/30/21	431,946

GaN Systems, Inc. Series F2	11/30/21	228,087

GaN Systems, Inc. 0%	11/30/21	1,193,899

Generate Biomedicines Series B	11/02/21	1,865,072

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Instacart, Inc. Series H	11/13/20	834,240

Instacart, Inc. Series I	2/26/21	792,625

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18	392,042

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Korro Bio, Inc. Series B1	12/17/21	630,106

Korro Bio, Inc. Series B2	12/17/21	630,106

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,422,605

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	1,401,192

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Nohla Therapeutics, Inc. Series B	5/01/18	1,096,231

Oddity Tech Ltd.	1/06/22	958,093

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Reddit, Inc. Series B	7/26/17	538,544

Reddit, Inc. Series E	5/18/21	217,765

Reddit, Inc. Series F	8/11/21	2,498,224

Redwood Materials Series C	5/28/21	770,449

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical Pty Ltd. Series D	1/20/22	1,402,995

Saluda Medical Pty Ltd. warrants	1/20/22	0

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

SiMa.ai Series B	5/10/21	1,733,641

SiMa.ai Series B1	4/25/22	160,595

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

SpringWorks Therapeutics, Inc.	9/07/22	3,256,452

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tenstorrent, Inc. Series C1	4/23/21	1,248,540

Tenstorrent, Inc. 0%	4/23/21	1,170,000

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,502,223

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

X Holdings I, Inc.	10/27/21	1,326,759

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	53,644,011	1,137,417,021	1,144,378,346	983,399	-	-	46,682,686	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	137,224,592	353,297,793	247,727,595	172,063	-	-	242,794,790	0.8%
Total	190,868,603	1,490,714,814	1,392,105,941	1,155,462	-	-	289,477,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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